Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2014
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
GRIFFIN CAPITAL ESSENTIAL ASSET REIT, INC.
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
(in thousands)

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2014						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances	Land	Building and Improve-ments	Building and Improve-ments	Land	Building and Improve-ments	Total	Accumulated Depreciation	Date of Construction	Date of Acquisition
Plainfield	Office/Laboratory	IL	$19,638	$3,709	$27,335	$2,217	$3,709	$29,552	$33,261	$7,389	N/A	6/18/2009	5-40 years
Renfro	Warehouse/Distribution	SC	13,500	1,400	18,804	1,390	1,400	20,194	21,594	4,557	N/A	6/18/2009	5-40 years
Will Partners	Warehouse/Distribution	IL	—	1,494	18,654	174	1,494	18,828	20,322	2,132	N/A	6/4/2010	5-40 years
Emporia Partners	Office/Industrial/Distribution	KS	4,108	274	7,567	—	274	7,567	7,841	1,405	N/A	8/27/2010	5-40 years
ITT	Office	CA	4,600	2,877	4,222	17	2,877	4,239	7,116	1,135	N/A	9/23/2010	5-40 years
Quad/Graphics	Industrial/Office	CO	7,500	1,950	10,236	260	1,950	10,496	12,446	1,536	N/A	12/30/2010	5-40 years
LTI	Office/Laboratory/Manufacturing	CA	32,128	15,300	50,122	—	15,300	50,122	65,422	8,423	N/A	5/13/2011	5-40 years
AT&T	Office/ Data Center	WA	26,000	6,770	32,420	461	6,770	32,881	39,651	4,295	N/A	1/31/2012	5-40 years
Westinghouse	Engineering Facility	PA	22,000	2,650	29,096	—	2,650	29,096	31,746	2,954	N/A	3/22/2012	5-40 years
TransDigm	Assembly/Manufacturing	NJ	6,576	3,773	9,030	—	3,773	9,030	12,803	1,086	N/A	5/31/2012	5-40 years
Travelers	Office	CO	9,500	2,600	13,500	75	2,600	13,575	16,175	1,528	N/A	6/29/2012	5-40 years
Zeller	Manufacturing	IL	9,000	2,674	13,229	651	2,674	13,880	16,554	1,068	N/A	11/8/2012	5-40 years
Northrop	Office	OH	10,800	1,300	16,188	—	1,300	16,188	17,488	2,099	N/A	11/13/2012	5-40 years
Health Net	Office	CA	13,500	4,182	18,072	—	4,182	18,072	22,254	2,232	N/A	12/18/2012	5-40 years
Comcast	Office	CO	—	3,146	22,826	66	3,146	22,892	26,038	2,618	N/A	1/11/2013	5-40 years
Boeing	Office	WA	—	3,000	9,000	—	3,000	9,000	12,000	1,780	N/A	2/15/2013	5-40 years
Schlumberger	Office	TX	30,060	2,800	47,752	—	2,800	47,752	50,552	2,883	N/A	5/1/2013	5-40 years
UTC	Office	NC	23,760	1,330	37,858	—	1,330	37,858	39,188	2,491	N/A	5/3/2013	5-40 years
Avnet	Research & Development/Flex Facility	AZ	19,860	1,860	31,481	—	1,860	31,481	33,341	1,985	N/A	5/29/2013	5-40 years
Cigna	Office	AZ	—	8,600	48,102	—	8,600	48,102	56,702	2,980	N/A	6/20/2013	5-40 years
Nokia	Office	IL	—	7,697	21,843	—	7,697	21,843	29,540	1,062	N/A	8/13/2013	5-40 years

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2014						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances	Land	Building and Improve-ments	Building and Improve-ments	Land	Building and Improve-ments	Total	Accumulated Depreciation	Date of Construction	Date of Acquisition
Verizon	Office	NJ	26,160	5,300	36,768	317	5,300	37,085	42,385	2,810	N/A	10/3/2013	5-40 years
Fox Head	Office	CA	—	3,672	23,230	—	3,672	23,230	26,902	968	N/A	10/29/2013	5-40 years
Coca-Cola Refreshments	Office	GA	—	5,000	50,227	—	5,000	50,227	55,227	2,979	N/A	11/5/2013	5-40 years
General Electric	Office	GA	—	5,050	51,396	114	5,050	51,510	56,560	2,052	N/A	11/5/2013	5-40 years
Atlanta Wildwood	Office	GA	—	4,189	23,414	81	4,189	23,495	27,684	1,688	N/A	11/5/2013	5-40 years
Community Insurance	Office	OH	—	1,177	22,323	—	1,177	22,323	23,500	1,080	N/A	11/5/2013	5-40 years
Anthem	Office	OH	—	850	8,892	—	850	8,892	9,742	576	N/A	11/5/2013	5-40 years
JPMorgan Chase	Office	OH	—	5,500	39,000	—	5,500	39,000	44,500	1,816	N/A	11/5/2013	5-40 years
IBM	Office	OH	—	4,750	32,769	340	4,750	33,109	37,859	2,216	N/A	11/5/2013	5-40 years
Aetna	Office	TX	—	3,000	12,330	185	3,000	12,515	15,515	885	N/A	11/5/2013	5-40 years
CHRISTUS Health	Office	TX	—	1,950	46,922	37	1,950	46,959	48,909	2,539	N/A	11/5/2013	5-40 years
Roush Industries	Office	MI	—	875	11,375	—	875	11,375	12,250	1,599	N/A	11/5/2013	5-40 years
Wells Fargo	Office	WI	—	3,100	26,348	289	3,100	26,637	29,737	2,305	N/A	11/5/2013	5-40 years
Shire Pharmaceuticals	Office	PA	—	2,925	18,935	25	2,925	18,960	21,885	1,966	N/A	11/5/2013	5-40 years
United HealthCare	Office	MO	—	2,920	23,510	—	2,920	23,510	26,430	1,917	N/A	11/5/2013	5-40 years
One Century Place	Office	TN	—	8,025	61,162	1,564	8,025	62,726	70,751	4,621	N/A	11/5/2013	5-40 years
Northpointe Corporate Center II	Office	WA	—	1,109	6,066	—	1,109	6,066	7,175	175	N/A	11/5/2013	5-40 years
Comcast (Northpointe Corporate Center I)	Office	WA	—	2,292	16,930	—	2,292	16,930	19,222	1,174	N/A	11/5/2013	5-40 years
Farmers	Office	KS	—	2,750	17,106	—	2,750	17,106	19,856	882	N/A	12/27/2013	5-40 years
Caterpillar	Industrial	IL	—	6,000	46,511	—	6,000	46,511	52,511	2,644	N/A	1/7/2014	5-40 years
DigitalGlobe	Office	CO	—	8,600	83,400	—	8,600	83,400	92,000	3,085	N/A	1/14/2014	5-40 years
Waste Management	Office	AZ	—	—	16,515	—	—	16,515	16,515	740	N/A	1/16/2014	5-40 years
BT Infonet	Office	CA	—	9,800	41,483	—	9,800	41,483	51,283	1,553	N/A	2/27/2014	5-40 years
Wyndham Worldwide	Office	NJ	—	6,200	91,153	—	6,200	91,153	97,353	1,990	N/A	4/23/2014	5-40 years

					Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2014						Life on which depreciation in latest income statement is computed
Property	Property Type	ST	Encumbrances		Land	Building and Improve-ments	Building and Improve-ments	Land	Building and Improve-ments	Total	Accumulated Depreciation	Date of Construction	Date of Acquisition
Ace Hardware	Office	IL	23,648		6,900	33,945	—	6,900	33,945	40,845	896	N/A	4/24/2014	5-40 years
Equifax I	Office	MO	—		1,850	12,709	—	1,850	12,709	14,559	428	N/A	5/20/2014	5-40 years
American Express	Office	AZ	—		15,000	45,893	—	15,000	45,893	60,893	2,001	N/A	5/22/2014	5-40 years
SoftBank	Office	CA	—		22,789	68,950	—	22,789	68,950	91,739	2,295	N/A	5/28/2014	5-40 years
Vanguard	Office	NC	—		2,230	31,062	—	2,230	31,062	33,292	693	N/A	6/19/2014	5-40 years
Parallon	Office	FL	—		1,000	16,772	—	1,000	16,772	17,772	361	N/A	6/25/2014	5-40 years
TW Telecom	Office	CO	21,500		11,097	35,817	—	11,097	35,817	46,914	684	N/A	8/1/2014	5-40 years
Equifax II	Office	MO	—		2,200	12,755	—	2,200	12,755	14,955	156	N/A	10/1/2014	5-40 years
Mason I	Office	OH	—		4,776	18,489	—	4,776	18,489	23,265	149	N/A	11/7/2014	5-40 years
Wells Fargo	Office	NC	—		2,150	40,806	—	2,150	40,806	42,956	75	N/A	12/15/2014	5-40 years
Total Operating Properties			$323,838		$244,412	$1,612,300	$8,263	$244,412	$1,620,563	$1,864,975	$109,636
Restoration Hardware	Undeveloped land and construction in progress	CA	—		15,185	—	34,809	15,185	34,809	49,994	—	N/A	6/20/2014	5-40 years
Total All Properties			$323,838	(1)	$259,597	$1,612,300	$43,072	$259,597	$1,655,372	$1,914,969	$109,636

(1)	Amount does not include the loan valuation premium of $1.9 million related to the debt assumed in the LTI, GE, and Ace Hardware property acquisitions and the Unsecured Term Loan of $300.0 million.

	Activity for the years ended December 31,
	2014	2013	2012
Real estate facilities
Balance at beginning of year	$1,175,423	$328,342	$172,334
Acquisitions	712,036	854,218	155,484
Improvements	2,826	256	255
Construction-in-progress	35,831	7	269
Real estate assets held for sale	—	(7,400)	—
Write off of tenant origination and absorption costs	(4,762)	—	—
Sale of real estate assets	(6,385)	—	—
Balance at end of year	$1,914,969	$1,175,423	$328,342
Accumulated depreciation
Balance at beginning of year	$42,806	$18,898	$9,471
Depreciation expense	72,907	24,191	9,427
Less: Non-real estate assets depreciation expense	(170)	—	—
Less: Real estate assets held for sale depreciation expense	(767)	(283)	—
Less: Write off of tenant origination and absorption costs amortization expense	(4,762)	—	—
Less: Sale of real estate assets depreciation expense	(378)	—	—
Balance at end of year	$109,636	$42,806	$18,898
Real estate facilities, net	$1,805,333	$1,132,617	$309,444